EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
Basic and diluted earnings per class C share for the year ended December 31, 2021 have been calculated using the weighted average number of class C shares outstanding of 19,903,823, and represent the class C shares outstanding for the period of June 28, 2021 to December 31, 2021.
The components of basic and diluted earnings per share are summarized in the following table:

FOR THE YEAR ENDED DEC. 31 2021 US$ MILLIONS	2021
Net loss for the year	$(44)
Attributable to:
Brookfield Asset Management Inc.	5
Class A exchangeable and Class B shareholders	3
Class C shareholders	(52)
Earnings per share per class C share - basic and diluted	$(2.58)